Consolidated income statements (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Interest income	R$ 4,549,827	R$ 2,802,658	R$ 1,435,428
Interest expenses	(2,887,573)	(1,972,850)	(543,242)
Income from securities and derivatives	1,545,835	1,505,621	697,283
Net interest income and income from securities and derivatives	3,208,088	2,335,429	1,589,469
Fee and commission income	1,304,382	968,039	542,569
Net revenues from services and commissions	1,304,382	968,039	542,569
Cost of sales	(135,582)	(129,233)	(100,297)
Other revenues	375,688	388,462	190,082
Revenues	4,752,576	3,562,697	2,221,823
Impairment losses on financial assets	(1,541,584)	(1,083,237)	(595,581)
Administrative expenses	(1,461,348)	(1,494,484)	(1,164,203)
Personnel expenses	(790,739)	(733,605)	(443,328)
Tax expense other than income tax expense	326,584	248,588	146,757
Depreciation and amortization	(160,440)	(163,972)	(94,251)
Income from equity interests in associates	(32,040)	(17,384)	(8,764)
Profit / (loss) before income tax	439,841	(178,573)	(231,061)
Current tax expense (income)	(280,845)	(106,625)	(52,441)
Deferred tax expense (income) recognised in profit or loss	193,264	271,119	228,434
Income tax	(87,581)	164,494	175,993
Profit / (loss) for the year	352,260	(14,079)	(55,068)
Owners of the Company	302,343	(11,090)	(72,665)
Non-controlling interest	R$ 49,917	R$ (2,989)	R$ 17,597
Basic earnings (loss) per share	R$ 0.75	R$ (0.03)	R$ (0.01)
Diluted earnings (loss) per share	R$ 0.75	R$ (0.03)	R$ (0.01)